Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of estimated useful lives of the assets
Useful life
Property and buildings	30–50 years
Machinery equipment	5–15 years
Transportation vehicles	5–10 years
Office and electronic equipment	3–5 years

Schedule of intangible assets are amortized using the straight-line method with the following estimated useful lives
Items	Useful life
Land use rights	45-49 years
Software	10 years

Schedule of reconciliation of the beginning and ending balances for convertible loans
December 31, 2021
Opening balance	$-
New convertible loans issued	3,533,654
Accrued interest	132,516
Loss on change in fair value of convertible loan	1,908,830
Conversion of convertible loans	(3,930,000)
Total	$1,645,000

Schedule of currency exchange rates that were used in creating the consolidated financial statements
	December 31, 2021	December 31, 2020	December 31, 2019

Year-end spot rate	US$1=RMB 6.3726	US$1=RMB 6.5250	US$1=RMB 6.9618

Average rate	US$1=RMB 6.4508	US$1=RMB 6.9042	US$1=RMB 6.9081